PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Electronic equipment	2,481,387	2,458,211
Leasehold improvement	181,705	123,605
Buildings	46,236	46,236
Motor vehicles	19,507	20,158
Furniture and fixtures	14,616	11,630
Software	7,424	9,834
Total cost	2,750,875	2,669,674
Less: accumulated depreciation	(1,017,089)	(1,424,652)
Total property, equipment and software, net	1,733,786	1,245,022

Depreciation expenses were RMB256.6 million, RMB468.4 million and RMB517.9 million for the years ended December 31, 2023, 2024 and 2025, respectively.